Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

As of June 30, 2020, the Company’s future minimum lease commitments under the Company’s charter-in contracts, are as follows:

Amount
2021	$2,258
2022	6,669
2023	6,583
2024	6,592
2025	6,388
2026 and thereafter	33,403

Total	$61,893